LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

14.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2018	2019
	RMB	RMB
Land use rights	639,222,396	674,173,731
Less: accumulated amortization	(64,277,210)	(76,251,281)
Land use rights, net	574,945,186	597,922,450

Amortization expense was RMB8,935,579,RMB11,042,735 and RMB11,974,071 for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, estimated amortization expense in each of the next five years is RMB12,688,472.

The Company disposed certain of its land use rights and recognized the gain of nil,RMB315,735 and nil for the year ended 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, certain land use rights with net book value of RMB131,554,095 and RMB171,927,583 were pledged as collateral for the Company’s borrowings (note 19).